Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity School Street Trust
Entity Central Index Key	0000215829
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Fidelity Series International Developed Markets Bond Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Developed Markets Bond Index Fund
Class Name	Fidelity® Series International Developed Markets Bond Index Fund
Trading Symbol	FSTQX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Developed Markets Bond Index Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Developed Markets Bond Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 14,503,046,766
Holdings Count | shares	702
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$14,503,046,766
Number of Holdings	702
Portfolio Turnover	24%

Holdings [Text Block]	AAA 16.2 AA 16.0 A 10.4 BBB 3.8 Not Rated 53.2 Short-Term Investments and Net Other Assets (Liabilities) 0.4 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 16.2 AA - 16.0 A - 10.4 BBB - 3.8 Not Rated - 53.2 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Foreign Government and Government Agency Obligations 99.6 Short-Term Investments and Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets) Foreign Government and Government Agency Obligations - 99.6 Short-Term Investments and Net Other Assets (Liabilities) - 0.4 Japan 20.1 France 6.5 Italy 6.2 Germany 5.2 Canada 4.9 Austria 4.8 Australia 4.8 Spain 4.7 Belgium 4.7 Others 38.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) Japan - 20.1 France - 6.5 Italy - 6.2 Germany - 5.2 Canada - 4.9 Austria - 4.8 Australia - 4.8 Spain - 4.7 Belgium - 4.7 Others - 38.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) Japan Government 20.1 French Government 6.5 Italian Republic 6.2 German Federal Republic 5.2 Canadian Government 4.9 Austrian Republic 4.8 Australian Commonwealth 4.8 Spanish Kingdom 4.7 Kingdom of Belgium 4.7 Dutch Government 4.7 66.6
Fidelity Series International Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series International Credit Fund
Class Name	Fidelity® Series International Credit Fund
Trading Symbol	FCDSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series International Credit Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series International Credit Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 122,257,588
Holdings Count | shares	251
Investment Company Portfolio Turnover	82.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$122,257,588
Number of Holdings	251
Portfolio Turnover	82%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 20.2 AAA 3.4 AA 1.0 A 14.8 BBB 41.2 BB 7.4 B 1.8 CCC,CC,C 0.4 D 0.5 Not Rated 4.5 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 20.2 AAA - 3.4 AA - 1.0 A - 14.8 BBB - 41.2 BB - 7.4 B - 1.8 CCC,CC,C - 0.4 D - 0.5 Not Rated - 4.5 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 63.7 U.S. Treasury Obligations 20.2 Preferred Securities 7.6 Foreign Government and Government Agency Obligations 3.7 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 63.7 U.S. Treasury Obligations - 20.2 Preferred Securities - 7.6 Foreign Government and Government Agency Obligations - 3.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 31.2 United Kingdom 19.2 Germany 14.3 France 4.9 Switzerland 4.5 Canada 4.1 Netherlands 3.3 Denmark 2.8 Luxembourg 2.6 Others 13.1 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 31.2 United Kingdom - 19.2 Germany - 14.3 France - 4.9 Switzerland - 4.5 Canada - 4.1 Netherlands - 3.3 Denmark - 2.8 Luxembourg - 2.6 Others - 13.1
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 12.9 US Treasury Bonds 7.3 Canadian Government 2.3 HSBC Holdings PLC 2.2 UBS Group AG 2.1 ING Groep NV 2.0 Argentum Netherlands BV for Swiss Re Ltd 1.9 BNP Paribas SA 1.7 Bayer US Finance LLC 1.5 Aroundtown SA 1.4 35.3
Fidelity Intermediate Municipal Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity® Intermediate Municipal Income Fund
Trading Symbol	FLTMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Intermediate Municipal Income Fund	$ 18	0.37%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.37%
Net Assets	$ 13,136,915,780
Holdings Count | shares	3,182
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.1 Transportation 18.4 Health Care 13.0 Special Tax 7.6 Electric Utilities 5.2 Others(Individually Less Than 5%) 15.8 98.1 AAA 8.9 AA 43.0 A 35.9 BBB 6.8 BB 1.0 B 0.4 Not Rated 2.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 43.0 A - 35.9 BBB - 6.8 BB - 1.0 B - 0.4 Not Rated - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 14.7 Illinois 8.9 Florida 6.6 New York 5.9 New Jersey 5.8
Fidelity Advisor Intermediate Municipal Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class Z
Trading Symbol	FIQZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 15	0.31%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.31%
Net Assets	$ 13,136,915,780
Holdings Count | shares	3,182
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.1 Transportation 18.4 Health Care 13.0 Special Tax 7.6 Electric Utilities 5.2 Others(Individually Less Than 5%) 15.8 98.1 AAA 8.9 AA 43.0 A 35.9 BBB 6.8 BB 1.0 B 0.4 Not Rated 2.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 43.0 A - 35.9 BBB - 6.8 BB - 1.0 B - 0.4 Not Rated - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 14.7 Illinois 8.9 Florida 6.6 New York 5.9 New Jersey 5.8
Fidelity Advisor Intermediate Municipal Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class M
Trading Symbol	FZITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
Net Assets	$ 13,136,915,780
Holdings Count | shares	3,182
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.1 Transportation 18.4 Health Care 13.0 Special Tax 7.6 Electric Utilities 5.2 Others(Individually Less Than 5%) 15.8 98.1 AAA 8.9 AA 43.0 A 35.9 BBB 6.8 BB 1.0 B 0.4 Not Rated 2.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 43.0 A - 35.9 BBB - 6.8 BB - 1.0 B - 0.4 Not Rated - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 14.7 Illinois 8.9 Florida 6.6 New York 5.9 New Jersey 5.8
Fidelity Advisor Intermediate Municipal Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class I
Trading Symbol	FZIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 22	0.44%

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.44%
Net Assets	$ 13,136,915,780
Holdings Count | shares	3,182
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.1 Transportation 18.4 Health Care 13.0 Special Tax 7.6 Electric Utilities 5.2 Others(Individually Less Than 5%) 15.8 98.1 AAA 8.9 AA 43.0 A 35.9 BBB 6.8 BB 1.0 B 0.4 Not Rated 2.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 43.0 A - 35.9 BBB - 6.8 BB - 1.0 B - 0.4 Not Rated - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 14.7 Illinois 8.9 Florida 6.6 New York 5.9 New Jersey 5.8
Fidelity Advisor Intermediate Municipal Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class C
Trading Symbol	FZICX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 71	1.43%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.43%
Net Assets	$ 13,136,915,780
Holdings Count | shares	3,182
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.1 Transportation 18.4 Health Care 13.0 Special Tax 7.6 Electric Utilities 5.2 Others(Individually Less Than 5%) 15.8 98.1 AAA 8.9 AA 43.0 A 35.9 BBB 6.8 BB 1.0 B 0.4 Not Rated 2.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 43.0 A - 35.9 BBB - 6.8 BB - 1.0 B - 0.4 Not Rated - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 14.7 Illinois 8.9 Florida 6.6 New York 5.9 New Jersey 5.8
Fidelity Advisor Intermediate Municipal Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Intermediate Municipal Income Fund
Class Name	Fidelity Advisor® Intermediate Municipal Income Fund Class A
Trading Symbol	FZIAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Intermediate Municipal Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 34	0.68%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.68%
Net Assets	$ 13,136,915,780
Holdings Count | shares	3,182
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$13,136,915,780
Number of Holdings	3,182
Portfolio Turnover	10%

Holdings [Text Block]	REVENUE SOURCES (% of Fund's net assets) General Obligations 38.1 Transportation 18.4 Health Care 13.0 Special Tax 7.6 Electric Utilities 5.2 Others(Individually Less Than 5%) 15.8 98.1 AAA 8.9 AA 43.0 A 35.9 BBB 6.8 BB 1.0 B 0.4 Not Rated 2.1 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) AAA - 8.9 AA - 43.0 A - 35.9 BBB - 6.8 BB - 1.0 B - 0.4 Not Rated - 2.1 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. TOP STATES (% of Fund's net assets) Texas 14.7 Illinois 8.9 Florida 6.6 New York 5.9 New Jersey 5.8
Fidelity Global Credit Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity® Global Credit Fund
Trading Symbol	FGBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Global Credit Fund	$ 25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 56,118,457
Holdings Count | shares	242
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.1 AAA 0.2 AA 1.1 A 14.2 BBB 41.7 BB 10.8 B 3.4 CCC,CC,C 0.5 D 0.5 Not Rated 4.7 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.1 AAA - 0.2 AA - 1.1 A - 14.2 BBB - 41.7 BB - 10.8 B - 3.4 CCC,CC,C - 0.5 D - 0.5 Not Rated - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.7 U.S. Treasury Obligations 18.1 Preferred Securities 9.5 Foreign Government and Government Agency Obligations 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.7 U.S. Treasury Obligations - 18.1 Preferred Securities - 9.5 Foreign Government and Government Agency Obligations - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 41.0 United Kingdom 15.7 Germany 13.0 France 4.9 Switzerland 3.3 Netherlands 2.9 Denmark 2.7 Luxembourg 2.3 Canada 2.0 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 41.0 United Kingdom - 15.7 Germany - 13.0 France - 4.9 Switzerland - 3.3 Netherlands - 2.9 Denmark - 2.7 Luxembourg - 2.3 Canada - 2.0 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.9 US Treasury Bonds 7.2 Aroundtown SA 2.2 UBS Group AG 2.2 ING Groep NV 1.9 HSBC Holdings PLC 1.8 Bayer US Finance LLC 1.5 BNP Paribas SA 1.3 Bank of Nova Scotia/The 1.3 Prudential Funding Asia PLC 1.2 31.5
Fidelity Advisor Global Credit Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class Z
Trading Symbol	FIQYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 21	0.41%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Net Assets	$ 56,118,457
Holdings Count | shares	242
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.1 AAA 0.2 AA 1.1 A 14.2 BBB 41.7 BB 10.8 B 3.4 CCC,CC,C 0.5 D 0.5 Not Rated 4.7 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.1 AAA - 0.2 AA - 1.1 A - 14.2 BBB - 41.7 BB - 10.8 B - 3.4 CCC,CC,C - 0.5 D - 0.5 Not Rated - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.7 U.S. Treasury Obligations 18.1 Preferred Securities 9.5 Foreign Government and Government Agency Obligations 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.7 U.S. Treasury Obligations - 18.1 Preferred Securities - 9.5 Foreign Government and Government Agency Obligations - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 41.0 United Kingdom 15.7 Germany 13.0 France 4.9 Switzerland 3.3 Netherlands 2.9 Denmark 2.7 Luxembourg 2.3 Canada 2.0 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 41.0 United Kingdom - 15.7 Germany - 13.0 France - 4.9 Switzerland - 3.3 Netherlands - 2.9 Denmark - 2.7 Luxembourg - 2.3 Canada - 2.0 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.9 US Treasury Bonds 7.2 Aroundtown SA 2.2 UBS Group AG 2.2 ING Groep NV 1.9 HSBC Holdings PLC 1.8 Bayer US Finance LLC 1.5 BNP Paribas SA 1.3 Bank of Nova Scotia/The 1.3 Prudential Funding Asia PLC 1.2 31.5
Fidelity Advisor Global Credit Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class M
Trading Symbol	FGBWX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 56,118,457
Holdings Count | shares	242
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.1 AAA 0.2 AA 1.1 A 14.2 BBB 41.7 BB 10.8 B 3.4 CCC,CC,C 0.5 D 0.5 Not Rated 4.7 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.1 AAA - 0.2 AA - 1.1 A - 14.2 BBB - 41.7 BB - 10.8 B - 3.4 CCC,CC,C - 0.5 D - 0.5 Not Rated - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.7 U.S. Treasury Obligations 18.1 Preferred Securities 9.5 Foreign Government and Government Agency Obligations 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.7 U.S. Treasury Obligations - 18.1 Preferred Securities - 9.5 Foreign Government and Government Agency Obligations - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 41.0 United Kingdom 15.7 Germany 13.0 France 4.9 Switzerland 3.3 Netherlands 2.9 Denmark 2.7 Luxembourg 2.3 Canada 2.0 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 41.0 United Kingdom - 15.7 Germany - 13.0 France - 4.9 Switzerland - 3.3 Netherlands - 2.9 Denmark - 2.7 Luxembourg - 2.3 Canada - 2.0 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.9 US Treasury Bonds 7.2 Aroundtown SA 2.2 UBS Group AG 2.2 ING Groep NV 1.9 HSBC Holdings PLC 1.8 Bayer US Finance LLC 1.5 BNP Paribas SA 1.3 Bank of Nova Scotia/The 1.3 Prudential Funding Asia PLC 1.2 31.5
Fidelity Advisor Global Credit Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class I
Trading Symbol	FGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 26	0.51%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
Net Assets	$ 56,118,457
Holdings Count | shares	242
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.1 AAA 0.2 AA 1.1 A 14.2 BBB 41.7 BB 10.8 B 3.4 CCC,CC,C 0.5 D 0.5 Not Rated 4.7 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.1 AAA - 0.2 AA - 1.1 A - 14.2 BBB - 41.7 BB - 10.8 B - 3.4 CCC,CC,C - 0.5 D - 0.5 Not Rated - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.7 U.S. Treasury Obligations 18.1 Preferred Securities 9.5 Foreign Government and Government Agency Obligations 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.7 U.S. Treasury Obligations - 18.1 Preferred Securities - 9.5 Foreign Government and Government Agency Obligations - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 41.0 United Kingdom 15.7 Germany 13.0 France 4.9 Switzerland 3.3 Netherlands 2.9 Denmark 2.7 Luxembourg 2.3 Canada 2.0 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 41.0 United Kingdom - 15.7 Germany - 13.0 France - 4.9 Switzerland - 3.3 Netherlands - 2.9 Denmark - 2.7 Luxembourg - 2.3 Canada - 2.0 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.9 US Treasury Bonds 7.2 Aroundtown SA 2.2 UBS Group AG 2.2 ING Groep NV 1.9 HSBC Holdings PLC 1.8 Bayer US Finance LLC 1.5 BNP Paribas SA 1.3 Bank of Nova Scotia/The 1.3 Prudential Funding Asia PLC 1.2 31.5
Fidelity Advisor Global Credit Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class C
Trading Symbol	FGBYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 76	1.50%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.50%
Net Assets	$ 56,118,457
Holdings Count | shares	242
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.1 AAA 0.2 AA 1.1 A 14.2 BBB 41.7 BB 10.8 B 3.4 CCC,CC,C 0.5 D 0.5 Not Rated 4.7 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.1 AAA - 0.2 AA - 1.1 A - 14.2 BBB - 41.7 BB - 10.8 B - 3.4 CCC,CC,C - 0.5 D - 0.5 Not Rated - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.7 U.S. Treasury Obligations 18.1 Preferred Securities 9.5 Foreign Government and Government Agency Obligations 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.7 U.S. Treasury Obligations - 18.1 Preferred Securities - 9.5 Foreign Government and Government Agency Obligations - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 41.0 United Kingdom 15.7 Germany 13.0 France 4.9 Switzerland 3.3 Netherlands 2.9 Denmark 2.7 Luxembourg 2.3 Canada 2.0 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 41.0 United Kingdom - 15.7 Germany - 13.0 France - 4.9 Switzerland - 3.3 Netherlands - 2.9 Denmark - 2.7 Luxembourg - 2.3 Canada - 2.0 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.9 US Treasury Bonds 7.2 Aroundtown SA 2.2 UBS Group AG 2.2 ING Groep NV 1.9 HSBC Holdings PLC 1.8 Bayer US Finance LLC 1.5 BNP Paribas SA 1.3 Bank of Nova Scotia/The 1.3 Prudential Funding Asia PLC 1.2 31.5
Fidelity Advisor Global Credit Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity® Global Credit Fund
Class Name	Fidelity Advisor® Global Credit Fund Class A
Trading Symbol	FGBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Global Credit Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
Net Assets	$ 56,118,457
Holdings Count | shares	242
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$56,118,457
Number of Holdings	242
Portfolio Turnover	69%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 18.1 AAA 0.2 AA 1.1 A 14.2 BBB 41.7 BB 10.8 B 3.4 CCC,CC,C 0.5 D 0.5 Not Rated 4.7 Short-Term Investments and Net Other Assets (Liabilities) 4.8 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 18.1 AAA - 0.2 AA - 1.1 A - 14.2 BBB - 41.7 BB - 10.8 B - 3.4 CCC,CC,C - 0.5 D - 0.5 Not Rated - 4.7 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Corporate Bonds 66.7 U.S. Treasury Obligations 18.1 Preferred Securities 9.5 Foreign Government and Government Agency Obligations 0.9 Short-Term Investments and Net Other Assets (Liabilities) 4.8 ASSET ALLOCATION (% of Fund's net assets) Corporate Bonds - 66.7 U.S. Treasury Obligations - 18.1 Preferred Securities - 9.5 Foreign Government and Government Agency Obligations - 0.9 Short-Term Investments and Net Other Assets (Liabilities) - 4.8 United States 41.0 United Kingdom 15.7 Germany 13.0 France 4.9 Switzerland 3.3 Netherlands 2.9 Denmark 2.7 Luxembourg 2.3 Canada 2.0 Others 12.2 GEOGRAPHIC DIVERSIFICATION (% of Fund's net assets) United States - 41.0 United Kingdom - 15.7 Germany - 13.0 France - 4.9 Switzerland - 3.3 Netherlands - 2.9 Denmark - 2.7 Luxembourg - 2.3 Canada - 2.0 Others - 12.2
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Notes 10.9 US Treasury Bonds 7.2 Aroundtown SA 2.2 UBS Group AG 2.2 ING Groep NV 1.9 HSBC Holdings PLC 1.8 Bayer US Finance LLC 1.5 BNP Paribas SA 1.3 Bank of Nova Scotia/The 1.3 Prudential Funding Asia PLC 1.2 31.5
Fidelity Multi-Asset Income Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity® Multi-Asset Income Fund
Trading Symbol	FMSDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Multi-Asset Income Fund	$ 34	0.67%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Net Assets	$ 2,878,703,773
Holdings Count | shares	342
Investment Company Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.6 A 0.0 BBB 2.3 BB 6.3 B 6.3 CCC,CC,C 4.2 Not Rated 8.8 Equities 52.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.6 A - 0.0 BBB - 2.3 BB - 6.3 B - 6.3 CCC,CC,C - 4.2 Not Rated - 8.8 Equities - 52.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.4 U.S. Treasury Obligations 17.6 Corporate Bonds 13.1 Bank Loan Obligations 8.6 Preferred Stocks 5.5 Preferred Securities 3.3 Foreign Government and Government Agency Obligations 2.5 Alternative Funds 1.7 Asset-Backed Securities 0.4 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.4 U.S. Treasury Obligations - 17.6 Corporate Bonds - 13.1 Bank Loan Obligations - 8.6 Preferred Stocks - 5.5 Preferred Securities - 3.3 Foreign Government and Government Agency Obligations - 2.5 Alternative Funds - 1.7 Asset-Backed Securities - 0.4 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.6 NVIDIA Corp 3.5 Microsoft Corp 3.3 X Corp 2.6 DHT Holdings Inc 2.4 MicroStrategy Inc 2.4 Amazon.com Inc 2.4 Capital Power Corp 2.2 Brazilian Federative Republic 2.0 TransAlta Corp 1.9 40.3
Fidelity Advisor Multi-Asset Income Fund - Class Z
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class Z
Trading Symbol	FIWBX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Z	$ 31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 2,878,703,773
Holdings Count | shares	342
Investment Company Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.6 A 0.0 BBB 2.3 BB 6.3 B 6.3 CCC,CC,C 4.2 Not Rated 8.8 Equities 52.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.6 A - 0.0 BBB - 2.3 BB - 6.3 B - 6.3 CCC,CC,C - 4.2 Not Rated - 8.8 Equities - 52.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.4 U.S. Treasury Obligations 17.6 Corporate Bonds 13.1 Bank Loan Obligations 8.6 Preferred Stocks 5.5 Preferred Securities 3.3 Foreign Government and Government Agency Obligations 2.5 Alternative Funds 1.7 Asset-Backed Securities 0.4 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.4 U.S. Treasury Obligations - 17.6 Corporate Bonds - 13.1 Bank Loan Obligations - 8.6 Preferred Stocks - 5.5 Preferred Securities - 3.3 Foreign Government and Government Agency Obligations - 2.5 Alternative Funds - 1.7 Asset-Backed Securities - 0.4 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.6 NVIDIA Corp 3.5 Microsoft Corp 3.3 X Corp 2.6 DHT Holdings Inc 2.4 MicroStrategy Inc 2.4 Amazon.com Inc 2.4 Capital Power Corp 2.2 Brazilian Federative Republic 2.0 TransAlta Corp 1.9 40.3
Fidelity Advisor Multi-Asset Income Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class M
Trading Symbol	FAZYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class M	$ 49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 2,878,703,773
Holdings Count | shares	342
Investment Company Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.6 A 0.0 BBB 2.3 BB 6.3 B 6.3 CCC,CC,C 4.2 Not Rated 8.8 Equities 52.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.6 A - 0.0 BBB - 2.3 BB - 6.3 B - 6.3 CCC,CC,C - 4.2 Not Rated - 8.8 Equities - 52.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.4 U.S. Treasury Obligations 17.6 Corporate Bonds 13.1 Bank Loan Obligations 8.6 Preferred Stocks 5.5 Preferred Securities 3.3 Foreign Government and Government Agency Obligations 2.5 Alternative Funds 1.7 Asset-Backed Securities 0.4 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.4 U.S. Treasury Obligations - 17.6 Corporate Bonds - 13.1 Bank Loan Obligations - 8.6 Preferred Stocks - 5.5 Preferred Securities - 3.3 Foreign Government and Government Agency Obligations - 2.5 Alternative Funds - 1.7 Asset-Backed Securities - 0.4 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.6 NVIDIA Corp 3.5 Microsoft Corp 3.3 X Corp 2.6 DHT Holdings Inc 2.4 MicroStrategy Inc 2.4 Amazon.com Inc 2.4 Capital Power Corp 2.2 Brazilian Federative Republic 2.0 TransAlta Corp 1.9 40.3
Fidelity Advisor Multi-Asset Income Fund - Class I
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class I
Trading Symbol	FAYZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$ 36	0.71%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.71%
Net Assets	$ 2,878,703,773
Holdings Count | shares	342
Investment Company Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.6 A 0.0 BBB 2.3 BB 6.3 B 6.3 CCC,CC,C 4.2 Not Rated 8.8 Equities 52.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.6 A - 0.0 BBB - 2.3 BB - 6.3 B - 6.3 CCC,CC,C - 4.2 Not Rated - 8.8 Equities - 52.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.4 U.S. Treasury Obligations 17.6 Corporate Bonds 13.1 Bank Loan Obligations 8.6 Preferred Stocks 5.5 Preferred Securities 3.3 Foreign Government and Government Agency Obligations 2.5 Alternative Funds 1.7 Asset-Backed Securities 0.4 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.4 U.S. Treasury Obligations - 17.6 Corporate Bonds - 13.1 Bank Loan Obligations - 8.6 Preferred Stocks - 5.5 Preferred Securities - 3.3 Foreign Government and Government Agency Obligations - 2.5 Alternative Funds - 1.7 Asset-Backed Securities - 0.4 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.6 NVIDIA Corp 3.5 Microsoft Corp 3.3 X Corp 2.6 DHT Holdings Inc 2.4 MicroStrategy Inc 2.4 Amazon.com Inc 2.4 Capital Power Corp 2.2 Brazilian Federative Republic 2.0 TransAlta Corp 1.9 40.3
Fidelity Advisor Multi-Asset Income Fund - Class C
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class C
Trading Symbol	FWBTX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$ 88	1.72%

Expenses Paid, Amount	$ 88
Expense Ratio, Percent	1.72%
Net Assets	$ 2,878,703,773
Holdings Count | shares	342
Investment Company Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.6 A 0.0 BBB 2.3 BB 6.3 B 6.3 CCC,CC,C 4.2 Not Rated 8.8 Equities 52.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.6 A - 0.0 BBB - 2.3 BB - 6.3 B - 6.3 CCC,CC,C - 4.2 Not Rated - 8.8 Equities - 52.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.4 U.S. Treasury Obligations 17.6 Corporate Bonds 13.1 Bank Loan Obligations 8.6 Preferred Stocks 5.5 Preferred Securities 3.3 Foreign Government and Government Agency Obligations 2.5 Alternative Funds 1.7 Asset-Backed Securities 0.4 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.4 U.S. Treasury Obligations - 17.6 Corporate Bonds - 13.1 Bank Loan Obligations - 8.6 Preferred Stocks - 5.5 Preferred Securities - 3.3 Foreign Government and Government Agency Obligations - 2.5 Alternative Funds - 1.7 Asset-Backed Securities - 0.4 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.6 NVIDIA Corp 3.5 Microsoft Corp 3.3 X Corp 2.6 DHT Holdings Inc 2.4 MicroStrategy Inc 2.4 Amazon.com Inc 2.4 Capital Power Corp 2.2 Brazilian Federative Republic 2.0 TransAlta Corp 1.9 40.3
Fidelity Advisor Multi-Asset Income Fund - Class A
Shareholder Report [Line Items]
Fund Name	Fidelity Advisor® Multi-Asset Income Fund
Class Name	Fidelity Advisor® Multi-Asset Income Fund Class A
Trading Symbol	FWATX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Advisor® Multi-Asset Income Fund for the period January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$ 49	0.96%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.96%
Net Assets	$ 2,878,703,773
Holdings Count | shares	342
Investment Company Portfolio Turnover	216.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
KEY FACTS
Fund Size	$2,878,703,773
Number of Holdings	342
Portfolio Turnover	216%

Holdings [Text Block]	U.S. Government and U.S. Government Agency Obligations 17.6 A 0.0 BBB 2.3 BB 6.3 B 6.3 CCC,CC,C 4.2 Not Rated 8.8 Equities 52.6 Short-Term Investments and Net Other Assets (Liabilities) 1.9 QUALITY DIVERSIFICATION (% of Fund's net assets) U.S. Government and U.S. Government Agency Obligations - 17.6 A - 0.0 BBB - 2.3 BB - 6.3 B - 6.3 CCC,CC,C - 4.2 Not Rated - 8.8 Equities - 52.6 Short-Term Investments and Net Other Assets (Liabilities) - 1.9 We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes. Common Stocks 45.4 U.S. Treasury Obligations 17.6 Corporate Bonds 13.1 Bank Loan Obligations 8.6 Preferred Stocks 5.5 Preferred Securities 3.3 Foreign Government and Government Agency Obligations 2.5 Alternative Funds 1.7 Asset-Backed Securities 0.4 CMOs and Other Mortgage Related Securities 0.0 Short-Term Investments and Net Other Assets (Liabilities) 1.9 ASSET ALLOCATION (% of Fund's net assets) Common Stocks - 45.4 U.S. Treasury Obligations - 17.6 Corporate Bonds - 13.1 Bank Loan Obligations - 8.6 Preferred Stocks - 5.5 Preferred Securities - 3.3 Foreign Government and Government Agency Obligations - 2.5 Alternative Funds - 1.7 Asset-Backed Securities - 0.4 CMOs and Other Mortgage Related Securities - 0.0 Short-Term Investments and Net Other Assets (Liabilities) - 1.9
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bonds 17.6 NVIDIA Corp 3.5 Microsoft Corp 3.3 X Corp 2.6 DHT Holdings Inc 2.4 MicroStrategy Inc 2.4 Amazon.com Inc 2.4 Capital Power Corp 2.2 Brazilian Federative Republic 2.0 TransAlta Corp 1.9 40.3